BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Revenue From Contracts With Customers1 [Abstract]
Contract assets	$ 461.9	$ 569.3
Contract liabilities - current	(674.7)	(746.2)
Contract liabilities - non-current	(96.2)	(83.3)
Net contract liabilities	$ (309.0)	$ (260.2)